RETIREMENT BENEFIT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of employee benefits [Abstract]
Schedule of - Retirement Benefit Charges to Income Statement, Analysis of Defined Benefit Obligation, Pooled Investment Vehicles, Assumptions Used in Valuation, Member Life Expectancy, Alternative Valuation Assumptions Used, Weighted Average Duration of Defined Benefit Obligations, Maturity Analysis of Benefits To Be Paid and Other Movements

	2021	2020	2019
	£m	£m	£m
Charge to the income statement
Defined benefit pension schemes	234	244	241
Other post-retirement benefit schemes	2	3	4
Total defined benefit schemes	236	247	245
Defined contribution pension schemes	302	319	287
Total charge to the income statement (note 11)	538	566	532

	2021	2020
	£m	£m
Analysis of the defined benefit obligation
Active members	(5,837)	(6,550)
Deferred members	(16,167)	(17,647)
Pensioners	(23,171)	(23,409)
Dependants	(1,955)	(1,943)
	(47,130)	(49,549)
The pension schemes’ pooled investment vehicles comprise:

	2021	2020
	£m	£m
Equity funds	3,696	3,169
Hedge and mutual funds	1,407	2,181
Alternative credit funds	3,884	4,072
Property funds	1,541	1,551
Infrastructure funds	1,389	1,405
Liquidity funds	2,031	847
Bond and debt funds	561	396
Other	29	51
At 31 December	14,538	13,672
The principal actuarial and financial assumptions used in valuations of the defined benefit pension schemes were as follows:

	2021	2020
	%	%
Discount rate	1.94	1.44
Rate of inflation:
Retail Price Index (RPI)	3.21	2.80
Consumer Price Index (CPI)	2.92	2.41
Rate of salary increases	0.00	0.00
Weighted-average rate of increase for pensions in payment	2.88	2.61

	2021	2020
	Years	Years
Life expectancy for member aged 60, on the valuation date:
Men	27.1	27.0
Women	29.1	29.0
Life expectancy for member aged 60, 15 years after the valuation date:
Men	28.1	28.1
Women	30.3	30.2

	Effect of reasonably possible alternative assumptions
	Increase (decrease) in the income statement charge		(Increase) decrease in the net defined benefit pension scheme surplus
	2021	2020	2021	2020
	£m	£m	£m	£m
Inflation (including pension increases)[1]:
Increase of 0.1 per cent	12	11	481	531
Decrease of 0.1 per cent	(12)	(11)	(475)	(522)
Discount rate[2]:
Increase of 0.1 per cent	(24)	(20)	(774)	(866)
Decrease of 0.1 per cent	23	19	795	890
Expected life expectancy of members:
Increase of one year	44	39	1,934	2,146
Decrease of one year	(42)	(37)	(1,852)	(2,052)
1At 31 December 2021, the assumed rate of RPI inflation is 3.21 per cent and CPI inflation 2.92 per cent (2020: RPI 2.80 per cent and CPI 2.41 per cent).
2At 31 December 2021, the assumed discount rate is 1.94 per cent (2020: 1.44 per cent).
The following table provides information on the weighted average duration of the defined benefit pension obligation and the distribution and timing of benefit payments:

	2021	2020
	Years	Years
Duration of the defined benefit obligation	17	19
Maturity analysis of benefits expected to be paid:

	2021	2020
	£m	£m
Within 12 months	1,352	1,293
Between 1 and 2 years	1,450	1,350
Between 2 and 5 years	4,651	4,347
Between 5 and 10 years	8,993	8,301
Between 10 and 15 years	9,668	9,093
Between 15 and 25 years	18,671	17,485
Between 25 and 35 years	13,846	13,479
Between 35 and 45 years	6,987	7,162
In more than 45 years	2,116	2,287
Movements in the other post-retirement benefits obligation:

	2021	2020
	£m	£m
At 1 January	(109)	(126)
Actuarial gains	4	16
Insurance premiums paid	3	4
Charge for the year	(2)	(3)
Exchange and other adjustments	1	—
At 31 December	(103)	(109)

Schedule of Retirement Benefits - Recognised in Balance Sheet, Pension Expense and Composition of Scheme Assets
NOTE 10: INSURANCE CLAIMS
Insurance claims comprise:

	2021	2020	2019
	£m	£m	£m
Life insurance and investment contracts
Claims and surrenders	(9,063)	(7,670)	(8,684)
Change in insurance and participating investment contracts (note 30)	(7,474)	(4,590)	(12,633)
	(16,537)	(12,260)	(21,317)
Non-participating investment contracts
Change in non-participating investment contracts	(4,581)	(1,938)	(2,664)
	(21,118)	(14,198)	(23,981)
Reinsurers’ share[1]	285	418	290
	(20,833)	(13,780)	(23,691)
Change in unallocated surplus	35	57	(19)
Total life insurance and investment contracts	(20,798)	(13,723)	(23,710)
Non-life insurance
Total non-life insurance claims, net of reinsurance	(322)	(318)	(287)
Total insurance claims	(21,120)	(14,041)	(23,997)
1Reinsurers’ share compromises a charge of £5 million in respect of contracts classified as financial assets at fair value through profit or loss and a credit of £290 million in respect of contracts classified as reinsurance contracts and included within other assets.
Total non-life insurance claims, net of reinsurance, in 2021 included weather-related claims of £30 million, a decrease of 36 per cent on 2020.
Life insurance and participating investment contracts gross claims and surrenders can also be analysed as follows:

	2021	2020	2019
	£m	£m	£m
Deaths	(790)	(694)	(674)
Maturities	(1,022)	(873)	(1,122)
Surrenders	(5,893)	(4,641)	(5,523)
Annuities	(1,194)	(1,171)	(1,104)
Other	(164)	(291)	(261)
Total life insurance gross claims and surrenders	(9,063)	(7,670)	(8,684)

	2021	2020
	£m	£m
Amounts recognised in the balance sheet
Retirement benefit assets	4,531	1,714
Retirement benefit obligations	(230)	(245)
Total amounts recognised in the balance sheet	4,301	1,469
The total amounts recognised in the balance sheet relate to:

	2021	2020
	£m	£m
Defined benefit pension schemes	4,404	1,578
Other post-retirement benefit schemes	(103)	(109)
Total amounts recognised in the balance sheet	4,301	1,469
The expense recognised in the income statement for the year ended 31 December comprises:

	2021	2020	2019
	£m	£m	£m
Current service cost	213	206	201
Net interest amount	(29)	(23)	(48)
Settlements	1	2	1
Past service cost – plan amendments	11	5	44
Plan administration costs incurred during the year	38	54	43
Total defined benefit pension expense	234	244	241

	2021			2020
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m
Equity instruments	617	36	653	616	45	661
Debt instruments[1]:
Fixed interest government bonds	10,512	—	10,512	11,328	—	11,328
Index-linked government bonds	23,969	—	23,969	21,058	—	21,058
Corporate and other debt securities	13,399	—	13,399	12,736	—	12,736
	47,880	—	47,880	45,122	—	45,122
Property	—	139	139	—	136	136
Pooled investment vehicles	1,192	13,346	14,538	650	13,022	13,672
Money market instruments, cash, derivatives and other assets and liabilities	319	(11,995)	(11,676)	812	(9,276)	(8,464)
At 31 December	50,008	1,526	51,534	47,200	3,927	51,127
1Of the total debt instruments, £42,568 million (2020: £39,439 million) were investment grade (credit ratings equal to or better than ‘BBB’).

Schedule of Retirement Benefits Amounts Recognized in Balance Sheet and Change in Fair Value of Scheme Assets

	2021	2020
	£m	£m
Amount included in the balance sheet
Present value of funded obligations	(47,130)	(49,549)
Fair value of scheme assets	51,534	51,127
Net amount recognised in the balance sheet	4,404	1,578

	2021	2020
	£m	£m
Net amount recognised in the balance sheet
At 1 January	1,578	550
Net defined benefit pension charge	(234)	(244)
Actuarial gains (losses) on defined benefit obligation	1,267	(5,443)
Return on plan assets	449	5,565
Employer contributions	1,344	1,149
Exchange and other adjustments	—	1
At 31 December	4,404	1,578

	2021	2020
	£m	£m
Changes in the fair value of scheme assets
At 1 January	51,127	45,791
Return on plan assets excluding amounts included in interest income	449	5,565
Interest income	733	937
Employer contributions	1,344	1,149
Benefits paid	(2,034)	(2,254)
Settlements	(23)	(22)
Administrative costs paid	(38)	(54)
Exchange and other adjustments	(24)	15
At 31 December	51,534	51,127

Schedule of Movements in Defined Benefit Obligation

	2021	2020
	£m	£m
Movements in the defined benefit obligation
At 1 January	(49,549)	(45,241)
Current service cost	(213)	(206)
Interest expense	(704)	(914)
Remeasurements:
Actuarial (losses) gains – experience	(426)	493
Actuarial losses – demographic assumptions	(146)	(218)
Actuarial gains (losses) – financial assumptions	1,839	(5,718)
Benefits paid	2,034	2,254
Past service cost	(11)	(5)
Settlements	22	20
Exchange and other adjustments	24	(14)
At 31 December	(47,130)	(49,549)